Note 20 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18.  SUBSEQUENT EVENTS

On August 4, 2014, MacDermid Agricultural Solutions Holdings B.V., a limited liability company incorporated and organized under the laws of the Netherlands and a wholly-owned subsidiary of  Platform, as the purchaser (the “Purchaser”), and Platform, as guarantor, entered into an agreement (the “Agreement”) with a representative (the “Vendor”) of Percival S.A., a  société anonyme incorporated and organized under the laws of Belgium (“Percival”), pursuant to which the Purchaser agreed to acquire Percival, including Percival’s agrochemical business that does business under the Agriphar trade name and which product portfolio includes a wide range of herbicide, fungicides and insecticides (the “Agriphar Acquisition”), for €300 million, consisting of €285 million in cash, subject to working capital and other adjustments, and a number of shares of  Common Stock equal to the U.S. Dollar equivalent of €15 million (the “Shares”).

The Vendor agreed not to transfer the Shares prior to January 2, 2018 without the prior written consent of the Purchaser; it being understood that (i) as of January 2, 2016, the Vendor may freely transfer a maximum of 1/3 of the Shares, and (ii) as of January 2, 2017, the Vendor may freely transfer a maximum of an additional 1/3 of the Shares, subject to the terms and provisions of a solvency letter described in the Agreement. Platform has agreed to guarantee to the Vendor the due and punctual performance and observance by the Purchaser of all its obligations under the Agreement.

The Agriphar Acquisition is expected to close no later than December 31, 2014, subject to the satisfaction or waiver of certain customary and other closing conditions.

20.  SUBSEQUENT EVENTS

In connection with the MacDermid Acquisition, the Company agreed to apply to list its shares on the New York Stock Exchange and to change its jurisdiction of incorporation from the British Virgin Islands to Delaware. The Company filed a registration statement on Form S-4 with the Securities and Exchange Commission to effect these changes. The registration statement was declared effective on January 22, 2014 and on that same date the Company changed its jurisdiction of incorporation from the British Virgin Islands to Delaware (the “Domestication”). On January 23, 2014, the Company’s common stock began trading on the New York Stock Exchange under the ticker symbol “PAH.” On March 4, 2014, pursuant to the terms of an Exchange Agreement, dated October 25, 2013, between the Company and the fiduciaries of the MacDermid Savings Plan, the Company acquired the remaining approximately 3% of the MacDermid Plan Shares not already held by MacDermid Holdings. In connection with the closing of the transactions contemplated by the Exchange Agreement, Platform issued to the fiduciaries of the MacDermid Savings Plan, for the benefit of the individual Plan participants, an aggregate of approximately $2,600 in cash and 1,670,386 shares of the Company’s common stock in exchange for all remaining outstanding equity interests of MacDermid, Incorporated owned by the Plan.

In connection with the Domestication, (i) each ordinary share of the Company that was issued and outstanding immediately prior to the Domestication was automatically converted into one share of common stock of the Company, (ii) outstanding options, warrants and other rights to acquire ordinary shares became options, warrants or rights to acquire the corresponding shares of common stock of the Company, and (iii) each Founder Preferred Share that was issued and outstanding immediately prior to the Domestication was automatically converted into one share of Series A Preferred Stock of the Company. The Series A Preferred Stock will be automatically converted into shares of Common Stock on a one-for-one basis upon the occurrence of certain events.

As of March 4, 2014, a mandatory redemption event occurred with respect to all of the Company’s outstanding warrants. The Company fixed April 3, 2014 as the date of the mandatory redemption of the warrants, and accordingly, on or after that date, holders of warrants will have no further rights with regard to such warrants except to receive $0.01 per warrant. As of March 26, 2014, there were 4,573,602 warrants outstanding and 119,969,706 common shares outstanding. If all warrants are exercised, an additional 1,524,534 common shares would be issued at a price of $11.50 per share.

In March 2014, the initial target trading price relating to the stock trading price component of the contingent consideration arrangement discussed in Note 2 was achieved. As a result, the Company will adjust the fair value of the long-term contingent consideration accordingly in the first quarter of 2014.

The Company has evaluated subsequent events through the date of the filing of this Annual Report. There were no events or transactions during this evaluation that require recognition or disclosure in the financial statements.